Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Line Items]
Inventories	₩ 16,096,371	₩ 9,636,183
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	2,583,191	1,285,552
Merchandise	1,326,736	751,245
Semi-finished goods	2,902,717	1,626,855
Raw materials	3,777,112	1,980,518
Fuel and materials	917,906	876,593
Construction inventories	1,597,719	1,521,206
Materials-in-transit	3,051,786	1,664,770
Others	101,133	61,086
Inventories	16,258,300	9,767,825
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Inventories	₩ (161,929)	₩ (131,642)